Personnel Expenses - Personnel Expenses by Functions (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Disclosure of personnel expenses [line items]
Personnel expenses	¥ 56,043	¥ 54,504	¥ 52,586
Network operations and support [member]
Disclosure of personnel expenses [line items]
Personnel expenses	38,574	36,286	33,842
Selling, general and administrative [member]
Disclosure of personnel expenses [line items]
Personnel expenses	¥ 17,469	¥ 18,218	¥ 18,744

[1]	restated